[logo] PIONEER
       Investments(R)







                                                 December 18, 2006

VIA EDGAR

U.S. Securities and Exchange Commission
File Desk
100 F. Street, N.E.
Washington, DC  20549

Re:  Pioneer Variable Contracts Trust (the "Trust")
     (File Nos. 33-84546 and 811-08786)
     CIK No. 0000930709

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses and statement of additional information relating to the offering of the Trust's Class I shares that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 41 to the Trust's registration statement on Form N-1A filed with the Commission on December 13, 2006 (Accession No. 0000930709-06-000106).

        If you have any questions about this certification, please contact me at (617) 422-4388 (collect).

                                                 Very truly yours,


                                                 /s/ Daniel J. Hynes
                                                 Daniel J. Hynes


cc:  Mr. Christopher P. Harvey








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."